Note 25 - Trade Payables	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
25.	TRADE PAYABLES

	2017	2016

Trade payables	175.1	237.8
Non-current	175.1	237.8

Trade payables	10,418.4	9,793.0
Related Parties	1,435.6	1,075.8
Current	11,854.0	10,868.8

Total	12,029.1	11,106.6